CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income	$ 806	$ 574	$ 528	[1]
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	72	(52)	(202)
Depreciation and amortization expense	801	671	447
Mark-to-market on hedging items, provisions and other	99	90	(47)
Gain (Loss) on Disposition of Business	(338)	0	0
Deferred income tax expense (recovery)	46	67	(18)
Changes in non-cash working capital, net	(124)	131	45
Cash from operating activities	1,362	1,481	753
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(5,825)	(4,223)	(520)
Disposal of subsidiaries, net of cash disposed	0	0	353
Additions of investments in associates and joint ventures	(61)	(620)	(887)
Proceeds from sales of investments accounted for using equity method	1,289	0	0
Purchase of long lived assets	(839)	(714)	(690)
Disposal of long lived assets	23	47	7
Purchase of financial assets	(202)	(318)	(191)
Sale of financial assets and other	104	258	727
Net settlement of foreign exchange hedging items	(53)	(151)	143
Cash used by investing activities	(5,564)	(5,721)	(1,058)
Financing Activities
Distributions to general partner	(140)	(114)	(84)
Distributions to other unitholders	(779)	(680)	(544)
Subsidiary distributions to non-controlling interest	(676)	(831)	(169)
Capital provided by non-controlling interest	2,610	2,847	835
Capital provided to non-controlling interest	(877)	0	(51)
Proceeds from corporate borrowings	377	537	0
Repayment of corporate borrowings	(94)	(306)	0
Proceeds from corporate credit facility	1,303	2,403	2,316
Repayment of corporate credit facility	(1,582)	(1,614)	(2,723)
Proceeds from non-recourse borrowings	5,601	668	1,406
Repayment of non-recourse borrowings	(1,650)	(308)	(984)
Repayment of other financing activities	0	0	(38)
Preferred units issued, net of repurchases	341	220	186
Partnership units issued, net of issuance costs	14	992	755
Partnership units repurchased	(30)	0	(6)
Cash from financing activities	4,418	3,814	899
Cash and cash equivalents
Change during the year	216	(426)	594
Impact of foreign exchange on cash	(50)	14	(7)
Balance, beginning of year	374	786	199
Balance, end of year	$ 540	$ 374	$ 786

[1]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.